ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

August 28, 2020

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Baillie Gifford Funds (the “Trust”)

(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.       the form of the Prospectus and the Statement of Additional Information, each dated August 28, 2020, for Baillie Gifford Multi Asset Fund, a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 51 to the Trust’s registration statement under the Securities Act (“Amendment No. 51”); and

2.       the text of Amendment No. 51 was filed electronically with the Commission on August 27, 2020 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4732 with any questions or comments regarding this matter.

Kind regards,

/s/ Christopher D. Labosky

Christopher D. Labosky, Esq.

cc:	Gareth Griffiths

George B. Raine, Esq.